Related parties (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related Parties [Line Items]
Payments to external board members	SFr 11.4	$ 13.8	SFr 11.5	$ 13.1	SFr 10.6	$ 11.7
Deposit balances	SFr 125.0		SFr 126.0			$ 24.0	$ 158.0	$ 139.0